UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22051

Voya International High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya International High Dividend Equity Income Fund

The schedules are not audited.

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.6%
		Australia: 7.8%
59,639		Aurizon Holdings Ltd.	$239,954	0.4
31,909		Australia & New Zealand Banking Group Ltd.	692,895	1.1
72,350		Charter Hall Group	346,299	0.6
38,078		Coca-Cola Amatil Ltd.	229,501	0.4
113,503		Metcash Ltd.	238,248	0.4
208,548		Nine Entertainment Co. Holdings Ltd.	251,802	0.4
36,701		QBE Insurance Group Ltd.	297,451	0.5
9,199		Rio Tinto Ltd.	497,108	0.8
82,187	(1)	Santos Ltd.	318,278	0.5
92,320		Scentre Group	296,779	0.5
229,789		Sigma Healthcare Ltd.	137,648	0.2
149,115		Spark Infrastructure Group	295,492	0.5
28,628		Suncorp Group Ltd.	312,043	0.5
25,405		Westpac Banking Corp.	609,584	1.0
			4,763,082	7.8

		Austria: 0.4%
6,177	(1)	Erste Group Bank AG	270,366	0.4

		Belgium: 0.8%
2,681		Ageas	131,845	0.2
10,797		Ontex Group NV	364,201	0.6
			496,046	0.8

		China: 12.8%
677,000		Agricultural Bank of China Ltd.	316,326	0.5
4,466	(1)	Alibaba Group Holding Ltd. ADR	790,839	1.3
59,000		Beijing Enterprises Holdings Ltd.	341,091	0.6
678,000		China BlueChemical Ltd.	189,237	0.3
897,380		China Construction Bank	787,219	1.3
76,000		China Mobile Ltd.	773,127	1.3
90,000		China Overseas Land & Investment Ltd.	287,234	0.5
1		China Overseas Property Holdings Ltd.	–	–
124,000		China Resources Land Ltd.	358,626	0.6
215,030		China State Construction International Holdings Ltd.	279,898	0.5
220,000	(1)	China Unicom Hong Kong Ltd.	320,868	0.5
286,000		COSCO Shipping Ports, Ltd.	288,514	0.5
39,000		Hengan International Group Co., Ltd.	381,694	0.6
811,123		Industrial & Commercial Bank of China	634,429	1.0
418,000		Lenovo Group Ltd.	238,561	0.4
604,500		Parkson Retail Group Ltd.	85,397	0.1
754,000		PetroChina Co., Ltd.	508,798	0.8
102,000		Shanghai Industrial Holdings Ltd.	288,931	0.5
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
127,000		Shanghai Pharmaceuticals Holding Co. Ltd.	$320,024	0.5
149,500		Shimao Property Holdings Ltd.	293,007	0.5
264,000		Zhejiang Expressway Co., Ltd.	316,388	0.5
			7,800,208	12.8

		France: 8.8%
18,665		AXA S.A.	563,167	0.9
7,186		BNP Paribas	544,073	0.9
2,875		Capgemini SE	331,125	0.5
5,572		Carrefour S.A.	116,877	0.2
6,799		Cie de Saint-Gobain	387,518	0.6
2,572		Danone	217,203	0.4
44,104		Engie SA	771,936	1.3
13,415		Klepierre	553,575	0.9
34,729		Orange SA	597,661	1.0
2,284		Sanofi	208,345	0.3
8,000		Suez	147,388	0.2
11,602		Total S.A.	655,802	1.1
2,697		Vinci S.A.	275,508	0.5
			5,370,178	8.8

		Germany: 4.7%
4,678		Daimler AG	387,549	0.6
2,566		Deutsche Boerse AG	291,223	0.5
8,735		Deutsche Post AG	415,792	0.7
24,557		Deutsche Telekom AG	438,551	0.7
3,271		Evonik Industries AG	122,154	0.2
511		LEG Immobilien AG	54,367	0.1
583	(1)	Linde AG	135,301	0.2
1,213		Muenchener Rueckversicherungs-Gesellschaft AG	270,321	0.5
5,475	(1)	Siemens AG	744,255	1.2
			2,859,513	4.7

		Hong Kong: 2.9%
97,040		AIA Group Ltd.	790,660	1.3
32,993		CLP Holdings Ltd.	336,472	0.6
1,770,000		Emperor Watch & Jewellery Ltd.	83,852	0.1
840,000		Hutchison Telecommunications Hong Kong Holdings Ltd.	307,155	0.5
433		Link REIT	3,876	0.0
60,000		Television Broadcasts Ltd.	209,343	0.4
			1,731,358	2.9

		India: 3.3%
84,147		Coal India Ltd.	360,183	0.6
47,109		GAIL India Ltd.	342,784	0.5
72,008		ICICI Bank Ltd.	345,265	0.6
70,812		ITC Ltd.	281,194	0.5
120,114		NTPC Ltd.	337,448	0.5
45,597		Tech Mahindra Ltd.	345,973	0.6
			2,012,847	3.3

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Indonesia: 1.3%
606,700		Bank Negara Indonesia Persero Tbk PT	$363,320	0.6
151,100		Indo Tambangraya Megah PT	236,633	0.4
304,100		Semen Indonesia Persero Tbk PT	211,337	0.3
			811,290	1.3

		Ireland: 1.2%
13,168		CRH PLC - Dublin	454,784	0.7
8,676		Smurfit Kappa Group PLC	276,267	0.5
			731,051	1.2

		Italy: 2.0%
111,950		Enel S.p.A.	727,340	1.2
77,410		Intesa Sanpaolo SpA - ISP	260,818	0.4
6,073		Prysmian S.p.A.	202,271	0.4
			1,190,429	2.0

		Luxembourg: 0.6%
2,443	(1)	Aperam	124,681	0.2
4,259		Aperam SA	217,700	0.4
			342,381	0.6

		Malaysia: 1.4%
439,128		Berjaya Sports Toto BHD	249,120	0.4
196,000		CIMB Group Holdings Bhd	289,962	0.5
399,100		IJM Corp. Bhd	301,558	0.5
			840,640	1.4

		Netherlands: 3.7%
13,934	(2)	ABN AMRO Group NV	412,996	0.7
3,434	(1)	ASR Nederland NV	138,960	0.2
1,900		Koninklijke DSM NV	177,711	0.3
29,437		Koninklijke Ahold Delhaize NV	629,826	1.0
27,257		Royal Dutch Shell PLC - Class B	883,141	1.5
			2,242,634	3.7

		New Zealand: 0.4%
52,194		Fletcher Building Ltd.	248,485	0.4

		Norway: 1.0%
15,385		Statoil ASA	309,381	0.5
7,257		Yara International ASA	322,553	0.5
			631,934	1.0

		Singapore: 0.5%
210,000		First Resources Ltd.	291,475	0.5

		South Korea: 5.4%
28,507		DGB Financial Group, Inc.	262,003	0.4
14,425		Hite Jinro Co. Ltd.	314,149	0.5
9,910		Kangwon Land, Inc.	338,301	0.6
7,795		Korea Electric Power Corp.	269,847	0.5
11,039		KT Corp.	310,589	0.5
7,294		LG Display Co., Ltd.	208,411	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: (continued)
1,047	POSCO	$321,592	0.5
288	Samsung Electronics Co., Ltd.	677,797	1.1
1,165	Samsung Fire & Marine Insurance Co. Ltd.	279,274	0.5
7,186	Shinhan Financial Group Co., Ltd.	320,611	0.5
		3,302,574	5.4

	Spain: 3.3%
12,536	ACS Actividades de Construccion y Servicios S.A.	484,423	0.8
20,838	Banco Bilbao Vizcaya Argentaria S.A.	178,647	0.3
27,078	Banco Santander SA	182,383	0.3
9,956	Ebro Foods SA	230,248	0.4
15,853	Merlin Properties Socimi SA	208,486	0.3
19,675	Prosegur Cia de Seguridad SA	160,602	0.3
52,856	Telefonica S.A.	541,936	0.9
		1,986,725	3.3

	Sweden: 1.0%
44,016	Svenska Handelsbanken AB	602,164	1.0

	Switzerland: 4.9%
2,386	Julius Baer Group Ltd.	140,311	0.2
4,169	Nestle S.A.	356,656	0.6
9,351	Novartis AG	802,284	1.3
2,955	Roche Holding AG	746,773	1.2
57	SGS S.A.	141,156	0.3
31,681	UBS Group AG	548,029	0.9
728	Zurich Insurance Group AG	220,338	0.4
		2,955,547	4.9

	Taiwan: 3.3%
22,000	Catcher Technology Co., Ltd.	238,571	0.4
286,000	Cathay Financial Holding Co., Ltd.	495,647	0.8
508,782	CTBC Financial Holding Co. Ltd.	340,569	0.5
21,312	MediaTek, Inc.	233,548	0.4
107,000	Quanta Computer, Inc.	219,994	0.4
65,044	Taiwan Semiconductor Manufacturing Co., Ltd.	491,314	0.8
		2,019,643	3.3

	United Kingdom: 11.9%
2,628	AstraZeneca PLC	169,606	0.3
59,342	Aviva PLC	409,368	0.7
43,753	Barclays PLC	114,164	0.2
22,852	BP PLC	152,199	0.3
8,905	Diageo PLC	307,877	0.5
39,003	GlaxoSmithKline PLC	674,844	1.1
30,006	HSBC Holdings PLC	299,004	0.5
32,800	HSBC Holdings PLC (HKD)	327,522	0.5
34,899	J Sainsbury PLC	109,580	0.2

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
11,844	Johnson Matthey PLC	$485,479	0.8
33,462	Kingfisher PLC	150,956	0.2
25,018	Prudential PLC	628,894	1.0
4,132	Rio Tinto PLC	195,627	0.3
10,562	Sage Group PLC	110,623	0.2
34,081	SSE PLC	629,725	1.0
5,045	Smiths Group PLC	101,190	0.2
42,664	Tate & Lyle PLC	388,180	0.6
21,839	UBM PLC	220,684	0.4
12,127	Unilever PLC	684,059	1.1
168,342	Vodafone Group PLC	510,424	0.8
5,791	Whitbread PLC	279,415	0.5
15,694	WPP PLC	276,974	0.5
		7,226,394	11.9

	United States: 13.2%
24,015	Cisco Systems, Inc.	895,760	1.5
4,661	Deere & Co.	698,498	1.1
11,556	DowDuPont, Inc.	831,570	1.4
19,726	Exelon Corp.	822,771	1.3
11,298	Halliburton Co.	472,030	0.8
12,317	Hartford Financial Services Group, Inc.	707,489	1.2
5,697	Hubbell, Inc.	716,626	1.2
13,486	Merck & Co., Inc.	745,371	1.2
6,840	Philip Morris International, Inc.	702,810	1.2
14,228	Tapestry, Inc.	593,165	1.0
14,392	Wells Fargo & Co.	812,716	1.3
		7,998,806	13.2

	Total Common Stock
	(Cost $56,669,553)	58,725,770	96.6

PREFERRED STOCK: 1.2%
	South Korea: 1.2%
1,516	Hyundai Motor Co.	136,215	0.2
2,895	Hyundai Motor Co.- Series 2	288,635	0.5
144	Samsung Electronics Co., Ltd. - Pref	279,273	0.5

	Total Preferred Stock
	(Cost $461,041)	704,123	1.2

RIGHTS: –%
	Taiwan: –%
6,968	(1) Chinatrust Financial Holding Co., Ltd.	–	–

	Total Rights
	(Cost $–)	–	–

	Total Long-Term Investments
	(Cost $57,130,594)	59,429,893	97.8
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
	Mutual Funds: 1.8%
1,078,511	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.960%
	(Cost $1,078,511)	$1,078,511	1.8

	Total Short-Term Investments
	(Cost $1,078,511)	1,078,511	1.8

	Total Investments in Securities (Cost $58,209,105)	$60,508,404	99.6
	Assets in Excess of Other Liabilities	252,289	0.4
	Net Assets	$60,760,693	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of November 30, 2017.

Sector Diversification	Percentage of Net Assets
Financials	24.8%
Industrials	10.8
Consumer Staples	9.7
Information Technology	8.4
Materials	7.8
Utilities	7.6
Energy	6.5
Telecommunication Services	6.2
Health Care	6.1
Consumer Discretionary	5.9
Real Estate	4.0
Rights	0.0
Short-Term Investments	1.8
Assets in Excess of Other Liabilities	0.4
Net Assets	100.0%

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$4,763,082	$–	$4,763,082
Austria	–	270,366	–	270,366
Belgium	364,201	131,845	–	496,046
China	1,107,227	6,692,981	–	7,800,208
France	771,936	4,598,242	–	5,370,178
Germany	–	2,859,513	–	2,859,513
Hong Kong	629,667	1,101,691	–	1,731,358
India	964,615	1,048,232	–	2,012,847
Indonesia	574,657	236,633	–	811,290
Ireland	–	731,051	–	731,051
Italy	–	1,190,429	–	1,190,429
Luxembourg	217,700	124,681	–	342,381
Malaysia	840,640	–	–	840,640
Netherlands	138,960	2,103,674	–	2,242,634
New Zealand	–	248,485	–	248,485
Norway	–	631,934	–	631,934
Singapore	–	291,475	–	291,475
South Korea	652,450	2,650,124	–	3,302,574
Spain	230,248	1,756,477	–	1,986,725
Sweden	–	602,164	–	602,164
Switzerland	–	2,955,547	–	2,955,547
Taiwan	–	2,019,643	–	2,019,643
United Kingdom	–	7,226,394	–	7,226,394
United States	7,998,806	–	–	7,998,806
Total Common Stock	14,491,107	44,234,663	–	58,725,770
Preferred Stock	288,635	415,488	–	704,123
Rights	–	–	–	–
Short-Term Investments	1,078,511	–	–	1,078,511
Total Investments, at fair value	$15,858,253	$44,650,151	$–	$60,508,404
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(95,217)	$–	$(95,217)
Total Liabilities	$–	$(95,217)	$–	$(95,217)

(1)	For the period ended November 30, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At November 30, 2017, securities valued at $3,402,235 were transferred from Level 2 to Level 1 within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

At November 30, 2017, the following OTC written equity options were outstanding for Voya International High Dividend Equity Income Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value

S&P/ASX 200 Index	Morgan Stanley and Co. International PLC	Call	12/07/17	5,927.100	AUD	800	4,775,914	$40,613	$(37,800)
EURO STOXX 50® Index	Morgan Stanley and Co. International PLC	Call	12/07/17	3,680.000	EUR	1,340	4,783,706	73,197	(1,120)
FTSE 100 Index	Morgan Stanley and Co. International PLC	Call	12/07/17	7,522.000	GBP	590	4,322,735	55,680	(1,318)
Hang Seng Index	Morgan Stanley and Co. International PLC	Call	12/07/17	28,568.540	HKD	600	17,506,410	29,848	(54,202)
Korea Stock Exchange KOSPI 200 Index	Morgan Stanley and Co. International PLC	Call	12/07/17	339.589	KRW	6,700,000	2,179,175,000	25,025	(155)
Taiwan Stock Exchange Weighted Index	Morgan Stanley and Co. International PLC	Call	12/07/17	10,812.190	TWD	4,800	50,690,112	15,819	(622)
								$240,182	$(95,217)

Currency Abbreviations
AUD	-	Australian Dollar
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
KRW	-	South Korean Won
TWD	-	Taiwan New Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2017 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type

Equity contracts	Written options	$95,217
Total Liability Derivatives		$95,217

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2017:

Morgan Stanley & Co. International PLC
Liabilities:
Written options	$95,217
Total Liabilities	$95,217

Net OTC derivative instruments by counterparty, at fair value	$(95,217)

Total collateral pledged by the Fund/(Received from counterparty)	$-

Net Exposure(1)	$(95,217)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

At November 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $58,117,515.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$6,959,352
Gross Unrealized Depreciation	(4,560,097)

Net Unrealized Appreciation	$2,399,255

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya International High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 26, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 26, 2018